Voya Index Solution 2045 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2045 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,199
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	601
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	904
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,082